Goodwill - Schedule of reconciliation of changes in goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Balance	$ 88,189	$ 0
Impairment	(375,039)	0
Balance	0	88,189
Zenabis Global Ltd
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition		$ 88,189
Redecan
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	275,397
48North
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	$ 11,453